RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / item shares	Dec. 31, 2014 USD ($) $ / item shares	Dec. 31, 2013 USD ($) $ / item shares	Dec. 31, 2012 shares
Related party transactions
Units owned (in units)	679,544,349	593,821,837
Fund's net asset value (as a percent)	0.54%	2.65%
Class A
Related party transactions
Units owned (in units)	63,179,258	64,145,923	89,279,211	105,821,750
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.50%
Class C
Related party transactions
Units owned (in units)	272,305,731	265,575,955	289,256,969	334,741,567
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	2.50%
Class I
Related party transactions
Units owned (in units)	29,501,569	31,155,649	47,689,327	50,667,859
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.10%
Class D
Related party transactions
Units owned (in units)	36,603,739	35,322,377	46,696,897	99,225,678
MLAI | Class D
Related party transactions
Units owned (in units)	48
MLAI | Maximum | Class D
Related party transactions
Fund's net asset value (as a percent)	1.00%
Transfer Agent
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.02%
Fees allocated to Fund | $	$ 409,936	$ 189,331	$ 209,488
Fees payable | $	$ 59,827	$ 34,694
BofA Corp
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances	federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)	0.20%
Floor rate (as a percent)	0.00%
MLPF&S
Related party transactions
Average round-turn commission rate (in dollars per round-turn) | $ / item	3.64	4.08	4.48